Schedule of receivable from leases (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	R$ 21,699
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	1,031
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	4,122
Later than five years [member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	R$ 16,546